FEDERATED AGGRESSIVE GROWTH  FUND
CLASS B SHARES
(A PORTFOLIO OF FEDERATED EQUITY FUNDS)
SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1999

     On page 4 of the prospectus please delete the Class B Shares information in the Example table and replace with the following:

SHARE CLASS       1 YEAR                 3 YEARS               5 YEARS
10 YEARS

CLASS B

Expenses assuming       $878          $1,401         $1,898         $3,435
redemption

Expenses assuming       $328          $1,001         $1,698         $3,435
redemption




                                                                 August 18, 2000





Cusip 314172867
25677 (8/00)